DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED - Schedule of Rollforward of Deferred Acquisition Costs and Value of Business Acquired (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
DAC
Balance, beginning of period	$ 1,181	$ 710	$ 0
Additions	1,302	708	720
Amortization	(524)	(237)	(10)
Net change	778	471	710
Balance, end of period	1,959	1,181	710
VOBA Asset
Balance, beginning of year	404	0
Acquisition from business combinations	176	538
Additions	37
Amortization	(108)	(134)
Net change	105	404
Balance, end of year	509	404	0
Total DAC and VOBA Asset	2,468	1,585
Direct Insurance
DAC
Balance, beginning of period	254	0
Additions	781	442
Amortization	(449)	(188)
Net change	332	254
Balance, end of period	586	254	0
VOBA Asset
Balance, beginning of year	404	0
Acquisition from business combinations	176	538
Additions	37
Amortization	(108)	(134)
Net change	105	404
Balance, end of year	509	404	0
Total DAC and VOBA Asset	1,095	658
Reinsurance
DAC
Balance, beginning of period	927	710	0
Additions	521	266	720
Amortization	(75)	(49)	(10)
Net change	446	217	710
Balance, end of period	1,373	927	710
VOBA Asset
Balance, beginning of year	0	0
Acquisition from business combinations	0	0
Additions	0
Amortization	0	0
Net change	0	0
Balance, end of year	0	0	$ 0
Total DAC and VOBA Asset	$ 1,373	$ 927